Securitizations And Variable Interest Entities (Classification Of Consolidated VIEs' Assets And Liabilities) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012		Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line items]
Cash and cash equivalents	¥ 716,712,000,000		¥ 1,070,520,000,000		¥ 551,639,000,000	¥ 1,620,340,000,000
Equities	57,000,000,000		116,000,000,000
Debt securities	75,000,000,000		84,000,000,000
Mortgage and mortgage-backed securities	19,000,000,000		27,000,000,000
Private equity investments	187,980,000,000		201,955,000,000
Securities purchased under agreements to resell	7,865,429,000,000		7,662,748,000,000
Other	1,511,626,000,000		1,475,123,000,000
Securities sold under agreements to repurchase	10,998,258,000,000		9,928,293,000,000
Short-term borrowings	866,417,000,000		1,185,613,000,000
Long-term borrowings	8,086,510,000,000		8,504,840,000,000
Variable interest entity, primary beneficiary [Member]
Variable Interest Entity [Line items]
Cash and cash equivalents	42,000,000,000		52,000,000,000
Equities	645,000,000,000		730,000,000,000
Debt securities	255,000,000,000		180,000,000,000
Mortgage and mortgage-backed securities	74,000,000,000		84,000,000,000
Investment trust funds and other			0
Derivatives	4,000,000,000		4,000,000,000
Private equity investments	1,000,000,000		1,000,000,000
Securities purchased under agreements to resell	2,000,000,000		7,000,000,000
Office buildings, land, equipment and facilities	139,000,000,000	[1]	140,000,000,000	[1]
Other	387,000,000,000	[1]	408,000,000,000	[1]
Total	1,549,000,000,000		1,606,000,000,000
Debt securities	3,000,000,000		4,000,000,000
Derivatives	16,000,000,000		38,000,000,000
Securities sold under agreements to repurchase	4,000,000,000		0
Short-term borrowings
Long-term borrowings	981,000,000,000		992,000,000,000
Other	30,000,000,000		35,000,000,000
Total	¥ 1,034,000,000,000		¥ 1,069,000,000,000

[1]	Includes real estate and real estate for sale held by SPEs related to a consolidated subsidiary.